Derivative Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments
Schedule of fair value of the derivative assets

	December 31,	June 30,
	2020	2021
Derivative assets carried at fair value through profit or loss (FVTPL)
Forward foreign exchange contracts	327	—
Derivative assets designated and effective as hedging instruments carried at fair value
Cross-currency swaps	5,768	5,573
Total	6,095	5,573
Derivative financial instruments, current assets	534	472
Derivative financial instruments, non-current assets	5,561	5,101
Total	6,095	5,573

Schedule of fair value of the derivative liabilities

	December 31,	June 30,
	2020	2021
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	113,855	81,812
Forward foreign exchange contracts	—	260
Total	113,855	82,072
Derivative financial instruments, current liability	35,415	33,393
Derivative financial instruments, non-current liability	78,440	48,679
Total	113,855	82,072

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/EUR)	(in thousands)
GasLog	ABN Amro Bank N.V.	March 2021	3	July-September 2021	1.1964-1.1980	€7,500
GasLog	OCBC	March 2021	3	October-December 2021	1.1988-1.2000	€7,500
GasLog	DNB	June 2021	5	August-December 2021	1.1973-1.2000	€7,500
GasLog	Citibank Europe PLC UK	June 2021	6	October 2021-March 2022	1.1913-1.1955	€6,000
					Total	€28,500